Loss per Share (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss per Share
Summary of profit or loss attributable to common equity holders adjusted by the amount of dividends on Series C Preferred Stock and dividends on Class A warrants

		From April 15
		2021 through
	June 30, 2022	June 30, 2021
Net income/(loss)	$1,062	$(1)
Less dividends on series C preferred stock	(471)	—
Less dividends on Class A warrants	(868)	—
Net loss attributed to common stockholders	$(277)	$(1)

Weighted average number of common stock, basic	25,691,205	500
Weighted average number of common stock, diluted	25,691,205	500

Loss per share, basic	$(0.01)	$(2)
Loss per share, diluted	$(0.01)	$(2)

From
April 15, 2021 through
December 31, 2021
Net income	$134
Less dividends on series C preferred stock	(69)
Net income attributed to common stockholders	$65

Weighted average number of common stocks, basic	8,820,240
Effect of dilutive shares	3,455,451
Weighted average number of common stock, diluted	12,275,691

Earnings per share, basic	$0.01
Earnings per share, diluted	$0.01